Accumulated Other Comprehensive Income (Loss) (Changes In Each Component Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016	[3],[4]	Jun. 30, 2016	[4],[5]	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	[3],[4]	Jun. 30, 2015	[4],[5]	Mar. 31, 2015		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period							$ (91.1)								$ (2.6)		$ (91.1)	$ (2.6)	$ 94.5
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Other comprehensive income																	(37.1)	(101.5)	(120.4)
Reclassifications, pretax (1)																	18.1	17.2	7.5
Income tax effect																	(4.6)	(4.7)	15.6
Attributable to noncontrolling interest																	1.1	0.5	0.2
Balance end of period	$ (113.6)								$ (91.1)								(113.6)	(91.1)	(2.6)
Net sales	903.7	[1],[2]	$ 948.9		$ 958.9		938.4	[6]	944.6	[1],[2]	$ 1,009.1		$ 997.3		966.2	[6]	3,749.9	3,917.2	3,782.3
Interest expense																	38.8	41.1	41.8
Other income (expense), net																	5.6	4.6	5.3
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period							(4.8)								86.8		(4.8)	86.8	158.3
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Other comprehensive income																	(33.2)	(88.5)	(71.7)
Reclassifications, pretax (1)																	(1.7)	(3.6)	0.0
Income tax effect																	0.0	0.0	0.0
Attributable to noncontrolling interest																	1.1	0.5	0.2
Balance end of period	(38.6)								(4.8)								(38.6)	(4.8)	86.8
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period							(28.2)								(20.1)		(28.2)	(20.1)	(23.5)
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Other comprehensive income																	(0.9)	(13.1)	0.8
Reclassifications, pretax (1)																	15.3	3.5	4.4
Income tax effect																	(4.0)	1.5	(1.8)
Attributable to noncontrolling interest																	0.0	0.0	0.0
Balance end of period	(17.8)								(28.2)								(17.8)	(28.2)	(20.1)
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period							$ (58.1)								$ (69.3)		(58.1)	(69.3)	(40.3)
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Other comprehensive income																	(3.0)	0.1	(49.5)
Reclassifications, pretax (1)																	4.5	17.3	3.1
Income tax effect																	(0.6)	(6.2)	17.4
Attributable to noncontrolling interest																	0.0	0.0	0.0
Balance end of period	$ (57.2)								$ (58.1)								(57.2)	(58.1)	(69.3)
Reclassification out of Accumulated Other Comprehensive Income
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Net sales																	10.6	(0.6)	0.4
Cost of goods sold; selling and administrative expenses																	5.0	17.3	3.1
Interest expense																	4.2	4.1	4.0
Other income (expense), net																	(1.7)	(3.6)	0.0
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Net sales																	0.0	0.0	0.0
Cost of goods sold; selling and administrative expenses																	0.0	0.0	0.0
Interest expense																	0.0	0.0	0.0
Other income (expense), net																	(1.7)	(3.6)	0.0
Reclassification out of Accumulated Other Comprehensive Income | Cash Flow Hedges
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Net sales																	10.6	(0.6)	0.4
Cost of goods sold; selling and administrative expenses																	0.5	0.0	0.0
Interest expense																	4.2	4.1	4.0
Other income (expense), net																	0.0	0.0	0.0
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Pension Plans
Other Comprehensive Income (Loss), before Tax Period Change [Abstract]
Net sales																	0.0	0.0	0.0
Cost of goods sold; selling and administrative expenses																	4.5	17.3	3.1
Interest expense																	0.0	0.0	0.0
Other income (expense), net																	$ 0.0	$ 0.0	$ 0.0

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246M0Q0RTJCNTUxNEI2NTJCQkFCRjlDODUxRjdFQjg4QTcM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QkRGODJFQzJFOTlBNUI4QjkzNDRGRjIzMkIzQTEzMzAM}
[3]	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QzVDRjVFQTMwMzM4NTY5REE0RDRDN0ZGOUEzM0Y1NEUM}
[5]	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business
[6]	Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)